Share-Based Compensation - Equity settled share based payment arrangements (Detail)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Options outstanding, beginning of period, Number of options | shares	1,526,323	2,297,975
Exercised, Number of options | shares	(437,600)	(186,314)
Forfeited, Number of options | shares	(171,252)	(118,935)
Expired, Number of options | shares	(492,973)	(466,403)
Options outstanding, end of period, Number of options | shares	424,498	1,526,323
Options exercisable, end of period, Number of options | shares	386,324	1,237,006
Options outstanding, beginning of period, Weighted average exercise price | $ / shares	$ 10.67	$ 11.12
Exercised, Weighted average exercise price | $ / shares	7.09	5.95
Forfeited, Weighted average exercise price | $ / shares	6.91	8.45
Expired, Weighted average exercise price | $ / shares	15.13	15.33
Options outstanding, end of period, Weighted average exercise price | $ / shares	10.71	10.67
Options exercisable, end of period, Weighted average exercise price | $ / shares	$ 10.99	$ 11.54